Subsequent Events (Details Textual)					12 Months Ended
		Jan. 29, 2018 CLP ($) shares	Jan. 12, 2018 CLP ($)	Jan. 12, 2018 USD ($)	Dec. 31, 2017	Dec. 31, 2016
Vina San Pedro Tarapaca S.A [Member]
Disclosure of Subsequent Events [Line Items]
Proportion of ownership interest in subsidiary	[1]				67.1992%	64.698%
Subsequent Event [Member] | Vina San Pedro Tarapaca S.A [Member]
Disclosure of Subsequent Events [Line Items]
Proportion of additional ownership interest acquired		15.79%
Acquisition of additional investments in subsidiary		$ 49,222,782
Number of additional shares acquired in subsidiary | shares		6,310,613,119
Proportion of ownership interest in subsidiary		83.01%
US Dollar [Member] | Subsequent Event [Member] | Zona Franca Central Cervecera S.A.S. [Member]
Disclosure of Subsequent Events [Line Items]
Purchase of interests in investments accounted for using equity method				$ 17,546,322
Chilean Pesos [Member] | Subsequent Event [Member] | Zona Franca Central Cervecera S.A.S. [Member]
Disclosure of Subsequent Events [Line Items]
Purchase of interests in investments accounted for using equity method			$ 10,668,866

[1]	Public company in Chile.